Balance Sheets (USD $)	Mar. 31, 2012	Mar. 31, 2011
Assets
Cash and cash equivalents	$ 809,967	$ 1,245,376
Investments in Local Limited Partnerships, net (Notes 2 and 3)	4,583,662	6,311,846
Due from affiliates (Note 6)	75,207	207
Total Assets	5,468,836	7,557,429
Liabilities:
Payables to Local Limited Partnerships (Note 5)	10,000	148,942
Accrued fees and expenses due to General Partner and affiliates (Note 3)	1,098,741	896,795
Total Liabilities	1,108,741	1,045,737
Partners' Equity (Deficit)
General Partner	(9,548)	(7,396)
Limited Partners (25,000 Partnership Units authorized; 16,046 Partnership Units issued and outstanding)	4,369,643	6,519,088
Total Partners' Equity (Deficit)	4,360,095	6,511,692
Total Liabilities and Partners' Equity (Deficit)	$ 5,468,836	$ 7,557,429